Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions

	Net Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31		December 31,
	2022	2021	2022	2021
Option contracts to hedge payroll
expenses NIS	$31,833	$55,016	$173	$1,051
Forward contracts to hedge payroll
expenses NIS	5,598	16,077	(229)	461
	$37,431	$71,093	$(56)	$1,512

Schedule of Derivative Liabilities at Fair Value	The fair
value of the Company's outstanding derivative instruments at December 31, 2022 and 2021 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance Sheet line item	2022	2021
Derivative liabilities:
Foreign exchange option contracts	Prepaid expenses and other current assets	$173	$1,067
Foreign exchange forward contracts	Prepaid expenses and other current assets	—	521
Foreign exchange option contracts	Other account payable	(596)	(563)
Foreign exchange forward contracts	Other account payable	$(229)	$(61)

Derivative Instruments, Gain (Loss)
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the year ended December 31, 2022, 2021 and 2020, is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year ended December 31,
	2022	2021	2020
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$(643)	$110	$2,082
Option contracts	(2,845)	254	935
	$(3,488)	$364	$3,017

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)	Derivatives in foreign exchange cash flow hedging relationships for the year ended December 31, 2022, 2021 and 2020 , is summarized below:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Year ended December 31,
	Statements of income line item	2022	2021	2020
Option contracts to hedge payroll	Cost of revenues and operating expenses	$2,491	$(657)	$(473)
Forward contracts to hedge payroll	Cost of revenues, operating expenses and financial expenses	44	(651)	(1,332)
		$2,535	$(1,308)	$(1,805)